Shareholder Report, Holdings (Details) - C000256190 [Member]	May 31, 2025
Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Hikari Tsushin, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Grupo Aeroportuario del Centro Norte SAB de CV - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Western Midstream Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Axos Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
U-Next Holdings Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Grupo Aeroportuario del Pacifico SAB de CV - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
MPLX LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(22.20%)